As filed with the Securities and Exchange Commission on June 20, 2000.

                                           1933 Act File No. 333-
                                           1940 Act File No. 811-08271

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-2

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          /X/

Pre-Effective Amendment No.      /  /

Post-Effective Amendment No.     /  /

                                      AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  /X/

Amendment No.                    / 16 /

                         FRANKLIN FLOATING RATE TRUST
              (Exact Name of Registrant as Specified in Charter)

                777 MARINERS ISLAND BLVD., SAN MATEO, CA 94404
                    (Address of Principal Executive Office)

       Registrant's Telephone Number, Including Area Code (650) 312-2000

       MURRAY L. SIMPSON, 777 MARINERS ISLAND BLVD., SAN MATEO, CA 94404
              (Name and Address of Agent for Service of Process)

With a copy to:

                  Merrill R. Steiner, Esq.
                  Stradley, Ronon, Stevens & Young, LLP
                  2600 One Commerce Square
                  Philadelphia, PA 19103-7098

Approximate Date of Proposed Public offering:  July 3, 2000

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan check the following box. [x]

It is proposed that this filing will become effective (check appropriate box)

  [ ] when declared effective pursuant to section 8(c) of the Securities Act of 1933, or as follows (the following boxes are included on the basis that the Registrant makes repurchase offers under Rule 23c-3 under the Investment Company Act of 1940 and is making this filing in accordance with Rule 486 under the Securities Act of 1933):

   [ ]  immediately upon filing pursuant to paragraph (b)
   [x]  on July 3, 2000, pursuant to paragraph (b)
   [ ]  60 days after filing pursuant to paragraph (a)
   [ ]  on (date) pursuant to paragraph (a)
   [ ] This post-effective amendment designates a new effective date for a previously filed registration statement.

   [ ] This Form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement for the same offering is _________.

This Registration Statement incorporates a combined prospectus pursuant to Rule 429 which relates to an earlier registration statement filed by the Registrant on November 23, 1999, as amended to date (File No. 333-88213).



       CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

-------------------------------------------------------------------------
                                    Proposed   Proposed
   Title of                         Maximum     Maximum
  Securities                        Offering   Aggregate     Amount of
     Being         Amount Being      Price     Offering    Registration
  Registered        Registered      Per Unit     Price          Fee
-------------------------------------------------------------------------
Common Stock
par value $0.01     200,000,000      $ 9.86   $1,972,000,000  $520,608(3)
                     shares(1)
-------------------------------------------------------------------------
Common Stock
par value $0.01     150,000,000      $ 9.94   $1,491,000,000  $414,498.00(4)
                     shares(2)

(1)   Currently being registered
(2)   Previously registered
(3) Calculated pursuant to Rule 457(d) based on the net asset value per share of $9.86 as of June 15, 2000.
(4) Calculated pursuant to Rule 457(d) based on the net asset value per share of $9.94 as of September 28, 1999.

                            -----------------------

The Registrant's Prospectus and Statement of Additional Information dated December 1, 1999, as filed with the Securities and Exchange Commission in a Registration Statement on Form N-2 on November 23, 1999 (File Nos. 333-88213 and 811-08271) are hereby incorporated by reference.






                         SUPPLEMENT DATED JULY 3, 2000
                             TO THE PROSPECTUS OF
                         FRANKLIN FLOATING RATE TRUST
                            DATED DECEMBER 1, 1999
                   (REPLACES SUPPLEMENT DATED JUNE 1, 2000)

As in the prospectus, terms beginning with a capital letter or having all capitals are explained in the Useful Terms and Definitions section at the end of the prospectus.

The prospectus is amended as follows:

I. All references to Franklin Templeton Trust Company in this prospectus are replaced with Franklin Templeton Bank & Trust.

II. All references in the prospectus to the number of Common Shares of the fund registered with the SEC are amended to reflect the registration of an additional 200,000,000 Common Shares, bringing the total number of registered Common Shares of the fund to 520,000,000.

III. The second and third paragraphs and the footnote on the inside front cover are replaced with the following:

The fund began offering its Common Shares and began investment operations on October 10, 1997. The fund engages in a continuous offering of Common Shares. The fund is authorized as a business trust to issue an unlimited number of Common Shares and has registered 520,000,000 Common Shares. Common Shares are offered at a price equal to the next determined Net Asset Value per share, which, as of June 15, 2000, was $9.86 per share. There is no front-end sales charge on purchases of Common Shares. An Early Withdrawal Charge of 1% will be imposed on Common Shares that are held less than twelve months and that are accepted by the fund for repurchase in a Tender Offer. Certain waivers of this charge may apply. Please see "Early Withdrawal Charge." The price of Common Shares will fluctuate, depending upon the fund's Net Asset Value per share.

The proceeds to the fund of the offering of the 200,000,000 Common Shares most recently registered by the fund are estimated at $1,972,000 and, subject to expenses of issuance and distribution1 and any repurchases, will be invested by the fund over the course of the continuous offering.
---------------------
1. The expenses of issuance and distribution for such Common Shares are estimated at $8,624,293 which includes, in addition to other expenses, $670,293 for government and self-regulatory organization filing fees and $7,888,000 for accounting and transfer agent fees. The fund incurred organizational expenses that remain a liability of the fund and are gradually reduced in equal installments over a period of 60 months from the date the fund commenced investment operations on October 10, 1997. The remaining liability, as of May 31, 2000, is $55,865 and the amount of the monthly reduction is $2,067. The foregoing expenses that are incurred during the annual period as described in "Expense Summary" below are included in the total annual fund operating expenses described in such summary.

IV. The following information is added to the section "Financial Highlights" on page 4:

                                                    SIX MONTHS
                                                       ENDED
                                                 JANUARY 31, 2000
                                                   (UNAUDITED)1
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...........        $9.98
                                                     ---------
Income from investment operations:
 Net investment income .........................         0.40
 Net realized and unrealized gains (losses) ....        (0.02)
                                                     ---------
Total from investment operations ...............         0.38
                                                     ---------
Less distributions from net investment income ..        (0.40)
                                                     ---------
Net asset value, end of period .................       $ 9.96
                                                     ---------
Total return2...................................         3.92%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ..............   $1,773,356
Ratios to average net assets:
 Expenses ......................................         1.40%3
 Expenses excluding waiver and payments by affiliate     1.42%3
 Net investment income .........................         8.08%3
Portfolio turnover rate ........................        41.84%

1.  Based on average shares outstanding
2. Total return does not reflect the Early Withdrawal Charge and is not annualized.
3.  Annualized.

V. The section "Opening Your Account" on page 40 is replaced with the following:

To open your account, please follow the steps below. This will help avoid any delays in processing your request. PLEASE KEEP IN MIND THAT THE FUND DOES NOT CURRENTLY ALLOW INVESTMENTS BY MARKET TIMERS.

1. Read this prospectus carefully.

2. Determine how much you would like to invest. The fund's minimum investments are:

    o To open an account .......................     $1,000

    o To open a custodial account for a
      minor (an UGMA/UTMA account)..............      $ 100

    o To open an account with an automatic
      investment plan ($25 for an Education IRA)      $  50

    o To add to an account .....................      $  50

We reserve the right to change the amount of these minimums for certain purchases. We also reserve the right to refuse any order to buy Common Shares.

3. Carefully complete and sign the enclosed account application, including the optional shareholder privileges section. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application (see "Services to Help You Manage Your Account" on page 61). For example, if you would like to link one of your bank accounts to your fund account so that you may use electronic fund transfers to and from your bank account to buy and sell shares, please complete the bank information section of the application. We will keep your bank information on file for future purchases and redemptions.

4. Make your investment using the table below.

METHOD          STEPS TO FOLLOW
-------------------------------------------------------------------------------

BY MAIL         For an initial investment:
                Return the application to the fund with your check made payable to the fund.

                For additional investments:
                Send a check made payable to the fund. Please include your account number on the check.

-------------------------------------------------------------------------------
BY WIRE         1. Call Shareholder Services or, if that number is busy, call
                   1-650/312-2000 collect, to receive a wire control number and wire instructions. You need a new wire control number every time you wire money into your account. If you do not have a currently effective wire control number, we will return the money to the bank, and we will not credit the purchase to your account.

                2. For an initial investment you must also return your signed application to the fund.

                   IMPORTANT DEADLINES: If we receive your call before 1:00 p.m. Pacific time and the bank receives the wired funds and reports the receipt of wired funds to the fund by 3:00 p.m. Pacific time, we will credit the purchase to your account that day. If we receive your call after 1:00 p.m. or the bank receives the wire after 3:00 p.m., we will credit the purchase to your account the following business day.


-------------------------------------------------------------------------------
THROUGH
YOUR DEALER     Call your investment representative
-------------------------------------------------------------------------------


Effective July 3, 2000, the following is added to the section above:

  --------------------------------------------------------------------
                    OPENING AN ACCOUNT      ADDING TO AN ACCOUNT
  --------------------------------------------------------------------
                    If you have another     Before requesting a
  BY PHONE          Franklin Templeton      telephone purchase,
                    account with your bank  please make sure we have
  (Up to $100,000   account information on  your bank account
  per day)          file, you may open a    information on file. If
                    new account by phone.   we do not have this
  1-800/632-2301    The accounts must be    information, you will
                    identically             need to send written
                    registered.             instructions with your
                                            bank's name and address,
                    To make a same day      a voided check or
                    investment, please      savings account deposit
                    call us by 1:00 p.m.    slip, and a signature
                    Pacific time or the     guarantee if the
                    close of the New York   ownership of the bank
                    Stock Exchange,         and fund accounts is
                    whichever is earlier.   different.

                                            To make a same day
                                            investment, please call
                                            us by 1:00 p.m. Pacific
                                            time or the close of the
                                            New York Stock Exchange,
                                            whichever is earlier.

  --------------------------------------------------------------------

VI. The first sentence of the fourth paragraph of the section "Exchanges" on page 51 is replaced with the following:

You may request an exchange over the phone (1-800-632-2301) provided that you do not hold share certificates for the Common Shares or other Franklin Templeton Fund shares you want to exchange. If your shares are held in street or nominee name, please contact your Securities Dealer to request an exchange by telephone. Otherwise, appropriate written instructions, signed by all registered owners, must accompany your exchange request.

VII. The last paragraph of the section "Written Instructions" on page 59 is replaced with the following:

TENDER OFFERS-TELEPHONE INSTRUCTIONS

Generally, in a Tender Offer, requests to tender Common Shares with a value of $100,000 or less can be made over the phone (1-800-632-2301) provided that you do not hold share certificates and you have not changed your address by phone within the last 15 days. You may not tender over the phone more than $100,000 in Common Shares during any single Tender Offer period. If your shares are held in street or nominee name, please contact your Securities Dealer to tender your Common Shares by telephone. Otherwise, written instructions with respect to your tender of Common Shares in a Tender Offer must be completed in the manner described, and on the appropriate forms included, in the notification to shareholders of the Tender Offer.

If you qualify for a waiver from the Early Withdrawal Charge, please notify our representative when you request to tender Common Shares over the phone. If you do not indicate that you qualify for this waiver, the fund cannot guarantee that you will receive the waiver.

VIII. The section "Automatic Investment Plan" on page 61 is replaced with the following:

  AUTOMATIC INVESTMENT PLAN

  This plan offers a convenient way for you to invest in the fund by automatically transferring money from your checking or savings account each month to buy Common Shares. To sign up, complete the appropriate section of your account application and mail it to Investor Services. If you are opening a new account, please include the minimum initial investment of $50 ($25 for an Education IRA) with your application.

IX. The section "Services to Help You Manage Your Account" on page 61 is amended to add the following:

  TELEPHONE PRIVILEGES

  You automatically receive telephone privileges when you open your account, allowing you, your investment representative or your Securities Dealer to buy, sell or exchange your shares in connection with a Tender Offer and make certain other changes to your account by phone.

  For accounts with more than one registered owner, telephone privileges also allow the fund to accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions. In addition, our telephone exchange privilege allows you to exchange shares by phone from a fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. This type of telephone exchange is available as long as you have telephone exchange privileges on your account.

  As long as we take certain measures to verify telephone requests, we will not be responsible for any losses that may occur from unauthorized requests. Of course, you can decline telephone purchase, exchange, or redemption privileges by sending your written instruction stating that you decline telephone exchange or redemption privileges to Investor Services at P.O. Box 997151, Sacramento, CA, 95899-9983.

  AUTOMATIC PAYROLL DEDUCTION

  You may invest in the Fund automatically by transferring money from your paycheck to the Fund by electronic funds transfer. If you are interested, indicate on your application that you would like to receive an Automatic Payroll Deduction Program kit.




               Please keep this supplement for future reference.





                         SUPPLEMENT DATED JULY 3, 2000
                 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
                         FRANKLIN FLOATING RATE TRUST
                            DATED DECEMBER 1, 1999

The Statement of Additional Information is amended as follows:

I. The last paragraph under "Officers and Trustees" is replaced with the following:

As of June 13, 2000, the officers and Board members, as a group, owned of record and beneficially less than 1% of the total outstanding shares of the fund.

II. The following information is added to the applicable sections under "How Does the Fund Measure Performance?":

TOTAL RETURN

AVERAGE ANNUAL TOTAL RETURN. The average annual total returns for the indicated periods ended January 31, 2000, were:

                                SINCE
                    1 YEAR    INCEPTION
                    (%)       (10/10/97)(%)
-------------------------------------------------------------------------------
                      7.03      6.91


CUMULATIVE TOTAL RETURN. The cumulative total returns for the indicated periods ended January 31, 2000, were:

                              SINCE
                  1 YEAR    INCEPTION
                    (%)    (10/10/97)(%)
-------------------------------------------------------------------------------
                    7.03      16.69
YIELD

CURRENT YIELD. The yield for the 30-day period ended January 31, 2000, was
8.63%.

CURRENT DISTRIBUTION RATE

The current distribution rate for the 30-day period ended January 31, 2000, was 8.51%.

III. The following is added at the end of the paragraph under "Financial Statements":

The unaudited financial statements in the fund's Semiannual Report to Shareholders, for the six-month period ended January 31, 2000, also are incorporated by reference.


               Please keep this supplement for future reference.










                         FRANKLIN FLOATING RATE TRUST
                                   FORM N-2

                          PART C - OTHER INFORMATION

ITEM  24.  FINANCIAL STATEMENTS AND EXHIBITS

      (1)  Included in Part A: Financial Highlights.

           Included in Part B:

           a) Financial Statements incorporated in Part B by reference to the Registrant's Annual Report to Shareholders dated July 31, 1999 as filed with the SEC on Form N-30D on September 29, 1999:

                (i)   Financial Highlights.

                (ii)  Statement of Investments, July 31, 1999.

                (iii) Statement of Assets and Liabilities - July 31, 1999.

                (iv)  Statement of Operations - for the year ended July 31,
                      1999.

                (v) Statements of Changes in Net Assets - for the years ended July 31, 1999 and 1998.

                (vi)  Statement of Cash Flows - for the year ended July 31,
                      1999.

                (vii) Reconciliation of Net Investment Income to Net Cash
                      Provided by Operations - for the year ended July 31, 1999.

                (viii)Notes to Financial Statements.

                (ix)  Independent Auditors' Report.

           b) Unaudited Financial Statements incorporated in Part B by reference to the Registrant's Semiannual Report to Shareholders dated January 31, 2000, as filed with the SEC on Form N-30D on April 10, 2000:

                (i)   Financial Highlights.

                (ii)  Statement of Investments, January 31, 2000.

                (iii) Statement of Assets and Liabilities - January 31, 2000.

                (iv) Statement of Operations - for the six months ended January 31, 2000.

                (v) Statements of Changes in Net Assets - for the six months ended January 31, 2000, and the year ended July 31, 1999.

                (vi) Statement of Cash Flows - for the six months ended January 31, 2000.

                (vii) Reconciliation of Net Investment Income to Net Cash
                      Provided by Operations - for the six months ended January 31, 2000.

                (viii)Notes to Financial Statements.

      (2)  Exhibits:

           The following exhibits are incorporated by reference herein to the filings referenced for each exhibit below, except for those exhibits that are filed herewith, as noted below:

           (a)  Charter.

                (i)  Agreement and Declaration of Trust dated May 13,
                     1997.
                     Filing: Post-Effective Amendment No. 1 to
                     Registration Statement on Form N-2.
                     File No.: 333-65111.
                     Filing Date: November 24, 1998.

                (ii) Certificate of Trust dated May 13, 1997.
                     Filing: Post-Effective Amendment No. 1 to
                     Registration Statement on Form N-2.
                     File No.: 333-30131.
                     Filing Date: December 8, 1997.

           (b)  By-Laws.
                Filing: Initial Registration Statement on Form
                N-2.
                File No.: 333-30131.
                Filing Date: June 27, 1997.

           (c)  Voting Trust Agreement.
                Not Applicable.

           (d)  (i)  Specimen of Stock Certificate: Not Applicable
                (ii) Agreement and Declaration of Trust

                     ARTICLE III - SHARES.
                     SECTIONS 1-7

                     ARTICLE IV - HOLDERS' VOTING POWERS AND
                     MEETINGS.
                     SECTIONS 1-5

                     ARTICLE VIII - MISCELLANEOUS.
                     SECTIONS 2-3

                     By-Laws
                     ARTICLE II - MEETINGS OF HOLDERS.

                     ARTICLE IX - GENERAL MATTERS.
                     SECTIONS 3-5

                     PART A: Prospectus
                     "Description of Common Shares"

           (e)  Dividend Reinvestment Plan.
                Not Applicable.

           (f)  Long-Term Debt Instruments.
                Not Applicable.

           (g)  Investment Advisory Agreements.

                (i) Investment Advisory Agreement between Registrant and Franklin Advisers, Inc. dated September 16, 1997.
                     Filing: Post-Effective Amendment No. 3 to
                     Registration Statement on Form N-2.
                     File No.: 333-30131.
                     Filing Date: March 6, 1998.

                (ii) Fund Administration Agreement between Registrant and
                     Franklin Templeton Services, Inc. dated September 16,
                     1997.
                     Filing: Post-Effective Amendment No. 3 to
                     Registration Statement on Form N-2.
                     File No.: 333-30131.
                     Filing Date: March 6, 1998.

           (h)  Underwriting Agreement.

                (i) Amended Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc. dated July 1, 1998.
                     Filing: Post-Effective Amendment No. 1 to
                     Registration Statement on Form N-2.
                     File No.: 333-65111.
                     Filing Date: November 24, 1998.

                (ii) Form of Dealer Agreements between Franklin/Templeton
                     Distributors, Inc. and Securities Dealers.
                     Filing: Post-Effective Amendment No. 1 to
                     Registration Statement on Form N-2.
                     File No.: 333-65111.
                     Filing Date: November 24, 1998.

                (iii)Amendment of Amended Distribution Agreement dated January
                     12, 1999.
                     Filing: Post-Effective Amendment No. 1 to
                     Registration Statement on Form N-2.
                     File No.: 333-88213.
                     Filing Date: November 23, 1999.

           (i)  Bonus, Profit Sharing, Pension Plans.
                Not Applicable.

           (j)  Custodian Agreements and Depository Contracts.

                (i)  Master Custody Agreement dated February 16, 1996.
                     Filing: Post-Effective Amendment No. 3 to
                     Registration Statement on Form N-2.
                     File No.: 333-30131.
                     Filing Date: March 6, 1998.

               (i)(a)Amendment dated May 7, 1997 to Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996.
                     Filing: Post-Effective Amendment No. 3 to
                     Registration Statement on Form N-2.
                     File No.: 333-30131.
                     Filing Date: March 6, 1998.

               (i)(b)Amendment dated February 27, 1998 to Master Custody
                     Agreement between Registrant and Bank of New York dated February 16, 1996.
                     Filing: Registration Statement on Form N-2.
                     File No.: 333-65111.
                     Filing Date: September 30, 1998.

               (i)(c)Amendment dated March 21, 2000, to Exhibit A of the
                     Master Custody Agreement dated February 16, 1996 is hereby incorporated by reference to EX-99.2(j)(iv) to the Registrant's Registration Statement on Form N-2 as filed on March 24, 2000.

                (ii) Foreign Custody Manager Agreement between Registrant and
                     Bank of New York made as of July 30, 1998, effective as of February 27, 1998.
                     Filing: Registration Statement on Form N-2.
                     File No.: 333-65111.
                     Filing Date: September 30, 1998.

           (k)  Other Material Contracts.
                Not Applicable.

           (l) Opinion and Consent of Stradley, Ronon, Stevens & Young, LLP dated June 20, 2000 attached hereto as Exhibit EX-99.2(l).

           (m)  Non-Resident Officers/Directors - Consent to Service of
                Process.
                Not Applicable.

           (n)  Other Opinions and Consents.
                Consent of PricewaterhouseCoopers, LLP dated June 20, 2000 is attached hereto as Exhibit EX-99.2(n).

           (o)  Omitted Financial Statements.
                Not Applicable.

           (p)  Agreements Re: Initial Capital.
                Letter of Investment Intent dated September 16, 1997.
                Filing: Post-Effective Amendment No. 3 to
                Registration Statement on Form N-2.
                File No.: 333-30131.
                Filing Date: March 6, 1998.

           (q)  Model Retirement Plans.
                Not Applicable.

           (r) Code of Ethics of the Registrant and Franklin Advisers, Inc. is attached hereto as Exhibit EX-99.2(r).

           (s) (i) Power of Attorney dated February 15, 2000 is attached hereto as Exhibit EX-99.2(s)(i).

ITEM  25.  MARKETING ARRANGEMENTS.

           None.

ITEM  26.  OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION.

      The following table sets forth the expenses already incurred and expected to be incurred in connection with the issuance and distribution of the 200,000,000 shares of Registrant being registered in this registration statement under the Securities Act of 1933, other than underwriting discounts and commissions.

SEC/NASD/Blue Sky fees                      $670,293
Printing and Engraving Expenses               19,000
Legal Fees                                    10,000
Audit Fees                                     5,000
Accounting/Transfer Agent Fees             7,888,000
Mailing Expenses                              32,000
                                           ---------
Total                                      $8,624,293

ITEM  27.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL.

           Not Applicable.

ITEM  28.  NUMBER OF HOLDERS OF SECURITIES.

           45,433 record holders as of May 31, 2000.

ITEM  29.  INDEMNIFICATION.

      Under Article III, Section 7 of Registrant's Agreement and Declaration of Trust, if any shareholder or former shareholder of Registrant (each, a "Shareholder") shall be exposed to liability by reason of a claim or demand relating to his or her being or having been a Shareholder, and not because of his or her acts or omissions, the Shareholder or former Shareholder (or his or her heirs, executors, administrators, or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified out of the assets of the Registrant against all loss and expense arising from such claim or demand.

Under Article VII, Section 2 of Registrant's Agreement and Declaration of Trust, the Trustees of Registrant (each, a "Trustee," and collectively, the "Trustees") shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, the investment manager or principal underwriter of the Registrant, nor shall any Trustee be responsible for the act or omission of any other Trustee, and the Registrant out of its assets shall indemnify and hold harmless each and every Trustee from and against any and all claims and demands whatsoever arising out of or related to each Trustee's performance of his or her duties as a Trustee of the Registrant; provided that nothing contained in Registrant's Agreement and Declaration of Trust shall indemnify, hold harmless or protect any Trustee from or against any liability to the Registrant or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act") may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 30.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

      (a)  Franklin Advisers, Inc.

      See "Who Manages the Fund?"

The officers and directors of the Registrant's investment adviser also serve as officers and/or directors for (1) the investment adviser's corporate parent, Franklin Resources, Inc., 777 Mariners Island Blvd., San Mateo, CA 94404 and/or (2) other investment companies in the Franklin Templeton Group of Funds. In addition, Mr. Charles B. Johnson was formerly a director of General Host Corporation, Metro Center, One Station Place, Stamford, CT 06904-2045. For additional information please see Schedules A and D of Form ADV of the Registrant's investment adviser (SEC File 801-26292) incorporated herein by reference, which sets forth the officers and directors of the Registrant's investment adviser and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

ITEM  31.  LOCATION OF ACCOUNTS AND RECORDS.

      The accounts, books or other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended, are kept by the Registrant or its shareholder services agent, Franklin/Templeton Investor Services, Inc., both of whose address is 777 Mariners Island Blvd., San Mateo, CA 94404.

ITEM  32.  MANAGEMENT SERVICES.
           Not Applicable

ITEM  33.  UNDERTAKINGS.
      (1) Registrant undertakes to suspend the offering of its shares until it amends its Prospectus if-

           (a) subsequent to the effective date of its Registration Statement, the net asset value declines more than 10% from its net asset value as of the effective date of the Registration Statement; or

           (b) The net asset value increases to an amount greater than its net proceeds as stated in the Prospectus.

      (2)  Registrant undertakes:

           (a) to file, during any period in which offers or sales are being made, a post-effective amendment to the registration statement:

                     (1) to include any prospectus required by Section 10(a)(3) of the Securities Act of 1933, as amended (the "Act");

                     (2) to reflect in the prospectus any facts or events after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement; and

                     (3) to include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement.

           (b) that, for the purpose of determining any liability under the Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof; and

           (c) to remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering.

      (3) Registrant further undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.


                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 486(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Mateo, and the State of California, on the 20th day of June, 2000.

                                      FRANKLIN FLOATING RATE TRUST
                                      (Registrant)

                                      By: /s/ David P. Goss
                                          David P. Goss, Vice
                                          President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE                   TITLE                   DATE

RUPERT H. JOHNSON, JR.*     Trustee & Principal     June 20, 2000
Rupert H. Johnson, Jr.      Executive Officer

MARTIN L. FLANAGAN*         Principal Financial     June 20, 2000
Martin L. Flanagan          Officer

KIMBERLEY H. MONASTERIO*    Principal Accounting    June 20, 2000
Kimberley H. Monasterio     Officer

FRANK H. ABBOTT, III*       Trustee                 June 20, 2000
Frank H. Abbott, III

HARRIS J. ASHTON*           Trustee                 June 20, 2000
Harris J. Ashton

S. JOSEPH FORTUNATO*        Trustee                 June 20, 2000
S. Joseph Fortunato

EDITH E. HOLIDAY*           Trustee                 June 20, 2000
Edith E. Holiday

CHARLES B. JOHNSON*         Trustee & Chairman      June 20, 2000
Charles B. Johnson          of the Board

FRANK W. T. LAHAYE*         Trustee                 June 20, 2000
Frank W. T. LaHaye

GORDON S. MACKLIN*          Trustee                 June 20, 2000
Gordon S. Macklin


*By: /s/ David P. Goss
      David P. Goss
      Attorney-in-Fact
      (Pursuant to Power of Attorney filed herewith)


                         FRANKLIN FLOATING RATE TRUST
                            REGISTRATION STATEMENT

                                 EXHIBIT INDEX

EXHIBIT NO.         DESCRIPTION                           LOCATION

EX-99.2(a)(i)       Agreement and Declaration             *
                    of Trust dated May 13, 1997

EX-99.2(a)(ii)      Certificate of Trust dated May 13,    *
                    1997

EX-99.2(b)          By-Laws                               *

EX-99.2(g)(i)       Investment Advisory Agreement         *
                    between Registrant and Franklin
                    Advisers, Inc. dated September 16,
                    1997

EX-99.2(g)(ii)      Fund Administration Agreement         *
                    between Registrant and Franklin
                    Templeton Services, Inc. dated
                    September 16, 1997

EX-99.2(h)(i)       Amended Distribution Agreement        *
                    between Registrant and
                    Franklin/Templeton Distributors,
                    Inc. dated July 1, 1998

EX-99.2(h)(ii)      Forms of Dealer Agreements            *
                    between Franklin/Templeton
                    Distributors, Inc. and
                    Securities Dealers

EX-99.2(h)(iii)     Amendment of Amended Distribution     *
                    Agreement dated January 12, 1999

EX-99.2(j)(i)       Master Custody Agreement dated        *
                    February 16, 1996

EX-99.2(j)(i)(a)    Amendment dated May 7, 1997           *
                    to Master Custody Agreement
                    between Registrant and Bank
                    of New York dated February
                    16, 1996

EX-99.2(j)(i)(b)    Amendment dated February 27,          *
                    1998 to Master Custody
                    Agreement between Registrant
                    and Bank of New York dated
                    February 16, 1996

EX-99.2(j)(i)(c)    Amendment dated March 21, 2000 to     Attached
                    Exhibit A of the Master Custody
                    Agreement dated February 16, 1996 is
                    hereby incorporated by reference to
                    EX-99.2(j)(iv) to the Registrant's
                    Registration Statement on Form N-2
                    as filed March 24, 2000

EX-99.2(j)(ii)      Foreign Custody Manager               *
                    Agreement between Registrant
                    and Bank of New York made as
                    of July 30, 1998, effective
                    as of February 27, 1998

EX-99.2(l)          Opinion and Consent                   Attached
                    of Stradley, Ronon, Stevens & Young,
                    LLP

EX-99.2(n)          Consent of PricewaterhouseCoopers,    Attached
                    LLP

EX-99.2(p)          Letter of Investment                  *
                    Intent dated September
                    16, 1997

EX-99.2(r)          Code of Ethics                        Attached

EX-99.2(s)(i)       Power of Attorney dated               Attached
                    February 15, 2000

*Incorporated by Reference